PRINCIPAL ACCOUNTING POLICIES - Group's advances from customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Beginning balance	¥ 150,243	¥ 93,922	¥ 49,515
Increase, net		56,321	44,407
Decrease, net	(57,793)
Ending balance	92,450	150,243	93,922
Revenue recognized from opening balance	¥ 150,243	¥ 93,922	¥ 49,515